Organization and Business Description (Details)			12 Months Ended
	Aug. 05, 2025 USD ($)	Jul. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 02, 2022
Organization and Business Description [Line Items]
Equity interest	71.00%
Percentage of shareholders			100.00%	100.00%
Option price | (per share)			$ 1.37	¥ 10
Purchase Agreement [Member]
Organization and Business Description [Line Items]
Contribution amount | ¥		¥ 40,000,000
Alchemistica Inc [Member]
Organization and Business Description [Line Items]
Contribution amount	$ 710,000
Sunrise Tech [Member] | Purchase Agreement [Member]
Organization and Business Description [Line Items]
Acquire of equity ownership percentage		100.00%					100.00%
GIOP BJ [Member]
Organization and Business Description [Line Items]
Interest loans			$ 427,687		$ 150,880
GIOP BJ [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest loans					77,268
Sunrise Guizhou [Member]
Organization and Business Description [Line Items]
Interest loans			139,130
Zibo Shidong [Member]
Organization and Business Description [Line Items]
Interest loans			$ 278,261		347,430
Interest rate			4.00%	4.00%
Zibo Shidong [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest loans					$ 1,300,000	$ 400,000
Interest rate					4.00%
Zibo Shidong [Member] | Series A Ordinary Share [Member]
Organization and Business Description [Line Items]
Interest loans			$ 42,002
GMB Hangzhou [Member]
Organization and Business Description [Line Items]
Interest loans			$ 166,957		$ 166,766
Interest rate			4.00%	4.00%
GMB Hangzhou [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest rate					4.00%